Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,186	€ 8,256
Increases	(951)	56
Decreases	(117)	(129)
Transfer	0	0
Currency translation	2	3
Property, plant and equipment at end of period	7,120	8,186
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15,017	13,630
Increases	545	1,590
Decreases	(269)	(212)
Transfer	0	0
Currency translation	7	8
Property, plant and equipment at end of period	15,299	15,017
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,318	3,313
Increases	0	5
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	3,318	3,318
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,393	7,171
Increases	226	1,362
Decreases	(158)	(139)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	8,462	8,393
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,135	2,061
Increases	0	73
Decreases	(7)	0
Transfer	0	1
Currency translation	0	0
Property, plant and equipment at end of period	2,128	2,135
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,010	988
Increases	73	53
Decreases	(76)	(35)
Transfer	0	0
Currency translation	5	4
Property, plant and equipment at end of period	1,012	1,010
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33	31
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	2	3
Property, plant and equipment at end of period	36	33
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28	65
Increases	0	0
Decreases	(28)	(38)
Transfer	0	0
Currency translation	0	1
Property, plant and equipment at end of period	0	28
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	98	1
Increases	246	97
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	344	98
Gross book value of tangible assets | Prepayments on tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,831)	(5,374)
Increases	(1,496)	(1,534)
Decreases	152	84
Transfer	0	0
Currency translation	(5)	(6)
Property, plant and equipment at end of period	(8,180)	(6,831)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,641)	(1,320)
Increases	(318)	(320)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,959)	(1,641)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,610)	(1,739)
Increases	(930)	(901)
Decreases	43	30
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(3,496)	(2,610)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,644)	(1,466)
Increases	(138)	(178)
Decreases	7	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,774)	(1,644)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(875)	(783)
Increases	(111)	(124)
Decreases	73	34
Transfer	0	0
Currency translation	(3)	(3)
Property, plant and equipment at end of period	(915)	(875)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(33)	(31)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	(2)	(3)
Property, plant and equipment at end of period	(36)	(33)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(28)	(36)
Increases	0	(12)
Decreases	28	20
Transfer	0	0
Currency translation	0	(1)
Property, plant and equipment at end of period	€ 0	€ (28)